Business Acquisition and Goodwill (Details)			1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 24, 2022 USD ($) $ / shares	Mar. 24, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 23, 2022	Mar. 24, 2022 ¥ / shares
Business Acquisition and Goodwill (Details) [Line Items]
Net loss					$ 4,844,786	$ (8,278,195)	$ (12,620,130)	$ 3,649,333	$ 3,695,190
Exchange rate | ¥ / shares											¥ 1
Conversion ratio					0.7807324
Cash consideration					$ (223,557)
Costs to sell					520,000
Ordinary Share [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Net loss
Beijing Deran Technology Co. Ltd [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Exchange rate on business acquisition amount				0.157			0.157
Variable Interest Entity, Primary Beneficiary [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Total purchase consideration	$ 830,324
Class A Ordinary Shares [Member] | Ordinary Share [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Net loss
Class B Ordinary Shares [Member] | Ordinary Share [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Net loss
Beijing Deran Technology Co. Ltd [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Percentage of equity interest	17.62%										17.62%
Total purchase consideration	$ 830,324	¥ 5,286,676	$ 830,324
Cash consideration			$ 568,622
Effective settlement of pre-existing receivable from other shareholders	124,660
Liabilities	$ 137,042
Revenue				$ 363,248
Net loss				$ 67,901
Exchange rate | $ / shares	$ 0.157
Beijing Deran Technology Co. Ltd [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Developed Technology Rights [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Percentage of equity interest	33.38%										33.38%
Beijing Deran Technology Co. Ltd [Member] | Developed Technology Rights [Member] | Variable Interest Entity Primary Beneficiary [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Percentage of equity interest	33.38%										33.38%
Business Acquisition [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Total purchase consideration					$ 27,106,447
Ordinary shares (in Shares) | shares					3,265,837
Costs to sell					$ 520,000
Business Acquisition [Member] | Beijing Deran Technology Co. Ltd [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Fair value remeasurement gain existing investment							$ 203,473
Baijiayun Group Ltd [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Percentage of equity interest										96.79%
BaiJiaYun Limited (“BJY”) [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Conversion ratio					0.7807324
BaiJiaYun Limited (“BJY”) [Member] | Ordinary Share [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Ordinary shares (in Shares) | shares					80,519,969
BaiJiaYun Limited (“BJY”) [Member] | Merger Agreement [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Minority shareholder's equity interests										3.21%
BaiJiaYun Limited (“BJY”) [Member] | Class A Ordinary Shares [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Ordinary shares (in Shares) | shares					25,936,012
BaiJiaYun Limited (“BJY”) [Member] | Class A Ordinary Shares [Member] | Ordinary Share [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Ordinary shares (in Shares) | shares					17,964,879
BaiJiaYun Limited (“BJY”) [Member] | Class B Ordinary Shares [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Ordinary shares (in Shares) | shares					54,583,957
Aoiljo Holdings [Member]
Business Acquisition and Goodwill (Details) [Line Items]
Cash consideration					$ 30,000,000